Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt consisted
	December 31,
(in thousands)	2021	2020
Paycheck Protection Program loan	$—	$3,520
Amended and Restated Credit Agreement	—	33,087
Plus: Premium	—	708
Less: Unamortized debt issuance costs	—	(2,566)
Total long-term debt	$—	$34,749
Current portion of long-term debt	$—	$2,423
Long-term debt, net of current portion	$—	$32,326